UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4066

Pacific Capital Cash Assets Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2010

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

Cash Assets Trust
Schedule of Investments
December 31, 2010
(unaudited)

	Principal	Security
	Amount	Description	Value	(a)

U. S. Government and Government Agency Obligations (68.7%):

U.S. Treasury Bill (6.9%):
	$20,000,000	0.13%, 04/07/11	$19,993,067

Federal Home Loan Mortgage Corporation (45.3%):
	10,000,000	0.19%, 01/18/11	9,999,079
	25,325,000	0.18%, 01/24/11	25,322,088
	20,000,000	0.23%, 03/14/11	19,991,000
	45,000,000	0.16%, 03/21/11	44,983,981
	30,000,000	0.18%, 04/18/11	29,983,950
			130,280,098

Federal National Mortgage Association (16.5%):
	12,000,000	0.18%, 02/23/11	11,996,820
	10,500,000	0.21%, 03/01/11	10,496,472
	25,000,000	0.17%, 04/27/11	24,985,903
			47,479,195

Total U.S. Government and Government Agency Obligations			197,752,360

Commercial Paper (6.9%)

Finance (6.9%):
	10,000,000	Toyota Motor Credit Corp., 0.29%, 03/08/11	9,994,683
	5,000,000	Salvation Army, 0.27%, 02/17/11	4,998,238
	5,000,000	Salvation Army, 0.35%, 05/10/11	5,000,000
			19,992,921

Municipal Securities (7.0%):
	10,000,000	District of Columbia, University Revenue Bonds (George Washington University), VRDO, 0.35%, 09/15/29 (A)	10,000,000
	3,730,000	New York City, NY Housing Development Corp. Cooperative Housing Mortgage Revenue Bonds (Via Verde Cooperative Apartments), 2010 Series A (Federally Taxable), VRDO, 0.29%, 01/01/16 (A)	3,730,000
	6,290,000	New York City, NY Housing Development Corp. Multi-Family Mortgage Revenue Bonds (Via Verde Apartments), 2010 Series A (Federally Taxable), VRDO, 0.29%, 01/01/16 (A)	6,290,000
			20,020,000

Repurchase Agreement (17.4%):
	50,011,000	Merrill Lynch, Pierce, Fenner & Smith , 0.07%, 01/03/11	50,011,000
		(Proceeds of $50,011,292 to be received at maturity, Collateral: $50,804,000 U.S. Treasury Bills 1.125% due 06/30/11; the collateral fair value plus interest receivable equals $51,046,880)
Total Investments (Amortized Cost $287,776,281†) - 100.0%			287,776,281
Other assets less liabilities - 0.0%			(21,557)
NET ASSETS - 100.0%			$287,754,724
____________

(A) Variable interest rate- subject to periodic change.

† Cost for Federal income tax and financial reporting purposes is identical.

Abbreviation:
VRDO- Variable Rate Demand Obligations. VRDOs are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

Percent of
Portfolio Distribution	Investments
U. S. Government Agency Obligations	68.7%
Commercial Paper	6.9
Municipal Securities	7.0
Repurchase Agreement	17.4
100.0%

See accompanying notes to financial statements.

Cash Assets Trust
NOTES TO FINANCIAL STATEMENTS
December 31, 2010
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Short-Term Instruments+	287,776,281
Level 3 – Significant Unobservable Inputs	-
Total	$287,776,281

+See schedule of investments for a detailed listing of securities.

Tax-Free Cash Assets Trust
Schedule of Investments
December 31, 2010
(unaudited)

Principal	State or
Amount	Territory	Municipal Securities (92.8%)	Value	(a)

$2,525,000	CO	Colorado Department of Transportation Revenue, Series A, Prerefunded to 06/15/11 @101 NPFG Insured, 5.500%, 06/15/16	$2,609,839
1,115,000	CO	Colorado Educational & Cultural Facilities Authority Revenue Bond - Boulder Country Day School, VRDO*, 0.430%, 09/01/26	1,115,000
6,235,000	CO	Colorado Educational & Cultural Facilities Authority Revenue Bond - National Jewish Federation Program A1, VRDO*, 0.290%, 09/01/33	6,235,000
200,000	CO	Colorado Educational & Cultural Facilities Authority Revenue Bond - National Jewish Federation VRDO*, 0.290%, 07/01/36	200,000
1,945,000	CO	Colorado Educational & Cultural Facilities Authority Revenue Bond - National Jewish Federation VRDO*, 0.290%, 02/01/35	1,945,000
2,050,000	CT	University of Connecticut, Series A, Prerefunded to 04/01/11 @101, 5.250%, 04/01/20	2,095,930
2,010,000	DC	District of Columbia Revenue American Geophysical Union, VRDO*, 0.540%, 09/01/23	2,010,000
2,200,000	FL	Jacksonville, FL, Industrial Development Revenue University of Florida Health Science Center, VRDO*, 0.350%, 07/01/19	2,200,000
1,100,000	FL	Miami-Dade County, FL, Health Facilities Authority Hospital Revenue Refunding, Miami Children's Hospital, Series A, Prerefunded to 08/15/11 @101 AMBAC Insured, 5.625%, 08/15/14	1,147,357
1,000,000	FL	Orange County, FL, Housing Financial Authority Post Apartment Homes, FNMA Insured VRDO*, 0.330%, 06/01/25	1,000,000
1,000,000	FL	Orlando, FL, Utilities Commission Water & Electric Revenue Refunding, Prerefunded to 10/01/11 @101, 5.250%, 10/01/20	1,046,832
5,500,000	HI	Hawaii Pacific Health Wilcox Memorial Hospital Special Purpose Radian Insured VRDO*, 0.330%, 07/01/33	5,500,000
2,125,000	HI	Hawaii State, Series BW, 6.375%, 03/01/11	2,145,897
1,145,000	HI	Hawaii State, Series CL, FGIC - NPFG Insured, 6.000%, 03/01/11	1,155,547
630,000	HI	Hawaii State, Series CM, FGIC-NPFG Insured, 6.000%, 12/01/11	661,569
1,140,000	HI	Hawaii State, Series CV, FGIC-NPFG Insured, 5.500%, 08/01/11	1,174,387
705,000	HI	Hawaii State, Series CZ, AGM Insured, 5.250%, 07/01/11	722,004
6,500,000	HI	Hawaii State Department of Budget and Finance Special Purpose Revenue Bond Palama Meat Company Series A, Wells Fargo Insured, AMT VRDO*, 0.500%, 10/31/29	6,500,000
15,255,000	HI	Hawaii State Department of Budget and Finance Special Purpose Revenue Refunding Queens Health System, Series B, Bank of America Insured VRDO*, 0.380%, 07/01/29	15,255,000
400,000	HI	Hawaii State Highway Revenue, Prerefunded to 07/01/11 @100 AGM Insured, 5.250%, 07/01/12	409,744
1,000,000	HI	Hawaii State Highway Revenue, Prerefunded to 07/01/11 @100 AGM Insured, 5.375%, 07/01/17	1,024,714
2,300,000	HI	Hawaii State Housing Finance & Development Corp., Multi Family, Lokahi Kau, FHLMC Insured VRDO*, 0.300%, 12/01/41	2,300,000
700,000	HI	Honolulu City & County, HI, Refunding, Series B, NPFG Insured, 5.000%, 07/01/11	715,833
2,000,000	HI	Honolulu City & County, HI, Series A, Prerefunded to 09/01/11 @100 AGM Insured, 5.250%, 09/01/22	2,063,680
2,000,000	HI	Maui County, HI, Refunding Series B, 3.000%, 06/01/11	2,022,024
1,975,000	HI	University of Hawaii Revenue, Series B-2, 2.500%, 10/01/11	2,002,920
1,000,000	IL	Illinois Financial Authority Revenue University of Chicago Medical Center E-1, VRDO*, 0.280%, 08/01/43	1,000,000
1,500,000	IL	Illinois State First Ser, Prerefunded to 11/01/11 @100 FGIC Insured, 5.375%, 11/01/13	1,562,755
1,000,000	IL	Springfield, IL, Electric Revenue SR Lien, Prerefunded to 03/01/11 @101, NPFG Insured, 5.500%, 03/01/15	1,018,278
2,000,000	IN	Indiana Financial Authority Health System Revenue, Sisters St. Francis Health, VRDO*, 0.380%, 09/01/48	2,000,000
2,600,000	KY	Breckenridge County, KY, Lease Program Revenue VRDO*, 0.380%, 02/01/31	2,600,000
1,300,000	KY	Kentucky State Turnpike Authority Economic Development Revenue Refunding, Revitalization PJ, Prerefunded to 01/01/11 @100 AGM Insured, 5.250%, 07/01/15	1,300,000
5,395,000	LA	Louisiana Public Facilities Authority Revenue, Christus Health, AGMC Insured, 3.000%, 07/01/11	5,460,758
3,000,000	MN	Bloomington, MN, Bristol Apartments Multi-Family Revenue Bond FNMA Insured VRDO*, 0.390%, 11/15/32	3,000,000
1,495,000	MN	Inver Grove Heights, MN, Senior Housing Revenue FNMA Insured VRDO*, 0.330%, 05/15/35	1,495,000
1,500,000	MN	Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Refunding, Allina Health System, Series B-2, VRDO*, 0.280%, 11/15/35	1,500,000
6,245,000	MN	Oak Park Heights, MN, VSSA Boutwells Landing Multi-Family Revenue Bond, FHLMC Insured VRDO*, 0.330%, 11/01/35	6,245,000
1,395,000	MN	Plymouth, MN, Parkside II Multi-Family Housing FNMA Insured VRDO*, 0.330%, 04/15/33	1,395,000

2,000,000	MN	St. Paul, MN, Housing & Redevelopment Authority, Multi Family Housing, Highland Ridge Project, FHLMC Insured VRDO*, 0.330%, 10/01/33	2,000,000
7,000,000	MO	Kansas City, MO, Industrial Development Authority Revenue Bond, (Ewing Marion Kaufman Foundation) VRDO*, 0.330%, 04/01/27	7,000,000
2,655,000	MO	Saint Louis, MO, Airport Revenue, Airport Development Program, Series 2001A, Prerefunded to 07/01/11 @100 NPFG Insured, 5.625%, 07/01/15	2,725,651
1,100,000	NH	New Hampshire State Capital Improvement, Series A, 5.000%, 04/15/11	1,114,931
1,565,000	NJ	New Jersey Economic Development Authority School Facilities Construction, AGMC Insured, 5.000%, 03/01/11	1,577,053
1,600,000	NJ	New Jersey Health Care Facilities Financing Authority Revenue, Meridian, AGM Insured, VRDO*, 0.280%, 07/01/38	1,600,000
2,500,000	NJ	New Jersey Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, VRDO*, 0.280%, 07/01/36	2,500,000
2,400,000	NY	Long Island Power Authority NY Electric System Revenue General Series L, Prerefunded to 05/01/11 @100, 5.375%, 05/01/33	2,440,419
1,070,000	NY	New York State Housing - Liberty Street, FHLMC Insured VRDO*, 0.340%, 05/01/35	1,070,000
1,000,000	NY	Saratoga Springs, NY, City School District, Series A, AGM Insured, 5.000%, 06/15/19	1,030,333
1,800,000	NC	North Carolina Medical Catholic Health East VRDO*, 0.370%, 11/15/28	1,800,000
4,965,000	NC	Union County, NC, Enterprise System, AGM Insured VRDO*, 0.420%, 06/01/21	4,965,000
1,700,000	OH	Cincinnati, OH Water Systems Revenue, Prerefunded to 06/01/11 @100, 5.000%, 12/01/23	1,733,346
2,050,000	OH	Hamilton County, OH, Hospital Facilities Revenue, Children's Hospital Medical Center, VRDO*, 0.300%, 05/15/37	2,050,000
1,500,000	OH	Westerville, OH, City School District, Series 2001, Prerefunded to 06/01/11 @100 NPFG Insured, 5.000%, 12/01/27	1,529,138
530,000	OK	Oklahoma Development Finance Authority Revenue Refunding AGM Insured VRDO*, 0.300%, 08/15/33	530,000
5,000,000	OR	Oregon State Facilities Authority Revenue Peacehealth VRDO*, 0.300%, 05/01/47	5,000,000
1,100,000	PA	Emmaus, PA, General Authority VRDO*, 0.330%, 03/01/24	1,100,000
3,880,000	PA	Luzerne County, PA, Series A, AGM Insured, VRDO*, 0.370%, 11/15/26	3,880,000
3,000,000	PA	Pennsylvania State, 2.000%, 02/15/11	3,006,492
4,410,000	PR	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue First Sub-Series A, VRDO*, Prerefunded to 08/01/11 @100, 5.000%, 08/01/39	4,527,211
1,800,000	TX	Bexar County, TX, Housing Financial Corp., Multi Family Housing Revenue, Northwest Trails Apartments, FNMA Insured VRDO*, 0.330%, 12/15/34	1,800,000
1,800,000	TX	New Braunfels, TX, Independent School District, Prerefunded to 02/01/11 @100, Texas Permanent School Fund Guarantee Program Insured, 5.000%, 02/01/20	1,807,137
4,000,000	UT	Utah County, UT, Hospital Revenue IHC Health Services Inc., Series B, VRDO*, 0.300%, 05/15/35	4,000,000
725,000	WA	Seattle, WA, Municipal Light & Power Revenue Improvement & Refunding, Prerefunded to 03/01/11 @100, AGM Insured, 5.500%, 03/01/15	730,948
2,000,000	WA	Washington State Housing Finance Commission, Northwest School Project, VRDO*, 0.500%, 06/01/30	2,000,000
		Total Municipal Securities	157,352,727

Repurchase Agreement (6.8%)

11,450,000	RA	Merrill Lynch, Pierce, Fenner & Smith, 0.700%, 01/03/11	11,450,000
		(Proceeds of $11,450,067 to be received at maturity, Collateral: $11,631,000 U.S. Treasury Bills 1.125% due 06/30/11; the collateral fair value plus interest receivable equals $11,686,605)

		Total Investments (Amortized Cost $168,802,727††) - 99.6%	168,802,727
		Other assets less liabilities- 0.4%	741,163
		NET ASSETS-100.0%	$169,543,890

____________

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

† Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

†† Cost for Federal income tax and financial reporting purposes is identical.

		Percent of
Portfolio Distribution		Investments
Colorado		7.2%
Connecticut		1.2
District of Columbia		1.2
Florida		3.2
Hawaii		25.9
Illinois		2.1
Indiana		1.2
Kentucky		2.3
Louisiana		3.2
Minnesota		9.3
Missouri		5.8
New Hampshire		0.6
New Jersey		3.4
New York		2.7
North Carolina		4.0
Ohio		3.1
Oklahoma		0.3
Oregon		3.0
Pennsylvania		4.7
Puerto Rico		2.7
Repurchase Agreement		6.8
Texas		2.1
Utah		2.4
Washington		1.6
		100.0%

	PORTFOLIO ABBREVIATIONS:

	AGM - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	AMT - Alternative Minimum Tax
	ETM - Escrowed to Maturity
	FGIC - Financial Guaranty Insurance Corporation
	FHLMC - Federal Home Loan Mortgage Corp.
	FNMA - Federal National Mortgage Association
	NPFG - National Public Finance Guarantee
	NR - Not Rated
	VRDO - Variable Rate Demand Obligation
See accompanying notes to financial statements.

Tax-Free Cash Assets Trust
NOTES TO FINANCIAL STATEMENTS
December 31, 2010
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Short-Term Instruments+	168,802,727
Level 3 – Significant Unobservable Inputs	-
Total	$168,802,727

+See schedule of investments for a detailed listing of securities.

U.S. Government Securities Cash Assets Trust
Schedule of Investments
December 31, 2010
(unaudited)

	Principal	Security
	Amount	Description	Value	(a)

U.S. Government and Government Agency Obligations (79.6%):

U.S. Treasury Bills (5.0%):
	$30,000,000	0.13%, 04/07/11	$29,989,600

Federal Home Loan Mortgage Corporation (45.5%):
	80,000,000	0.18%, 01/24/11	79,990,800
	40,000,000	0.15%, 01/25/11	39,996,000
	35,000,000	0.15%, 02/07/11	34,994,604
	40,000,000	0.23%, 03/14/11	39,982,000
	75,000,000	0.16%, 03/21/11	74,973,173
			269,936,577

Federal National Mortgage Association (29.1%):
	68,000,000	0.18%, 02/23/11	67,981,980
	30,000,000	0.21%, 03/01/11	29,989,921
	75,000,000	0.18%, 04/27/11	74,957,708
			172,929,609

Total U.S. Government Agency Obligations			442,866,186

Total U.S. Government and U.S. Government Agency Obligations			472,855,786

Repurchase Agreement (20.4%):
		Merrill Lynch, Pierce, Fenner & Smith
	120,946,000	0.07%, 01/03/11	120,946,000
		(Proceeds of $120,946,706 to be received at maturity, Collateral: $122,865,000 U.S. Treasury Bills 1.125% due 06/30/11; the collateral fair value plus interest receivable equals $123,452,385)

Total Investments (Amortized Cost $593,801,786†) - 100.0%			593,801,786
Other assets less liabilities - 0.0%			(140,709)
NET ASSETS - 100.0%			$593,661,077
____________
† Cost for Federal income tax and financial reporting purposes is identical.

			Percent of
Portfolio Distribution			Investments
U.S. Government Obligations			5.0%
U.S. Government Agency Obligations			74.6
Repurchase Agreement			20.4
			100.0%

See accompanying notes to financial statements.

U.S. Government Securities Cash Assets Trust
NOTES TO FINANCIAL STATEMENTS
December 31, 2010
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Short-Term Instruments+	593,801,786
Level 3 – Significant Unobservable Inputs	-
Total	$593,801,786

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 22, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 22, 2011